Note 13 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal income tax at statutory rate, amount	$ 2,292	$ 1,868
Federal income tax at statutory rate, percentage	21.00%	21.00%
State tax, net of federal benefit, amount	$ 800	$ 618
State tax, net of federal benefit, percentage	7.40%	7.00%
Stock compensation expense, amount	$ (22)	$ 20
Stock compensation expense, percentage	(0.20%)	0.20%
Other, amount	$ (16)	$ (14)
Other, percentage	(0.20%)	(0.20%)
Total	$ 3,054	$ 2,492
Total, percentage	28.00%	28.00%